Credit Facilities - Bank Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 5,620	$ 5,202
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Unamortized debt issue	$ 6,000